IFRS 7 - Disclosure - Liquidity Risk - Summary of Liquid Assets by Type and Currency (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	$ 608,548	$ 389,573
Securities received as collateral from securities financing and derivative transactions	272,743	255,255
Total liquid assets	$ 881,291	$ 644,828
% of total	100.00%	100.00%
Encumbered liquid assets	$ 300,401	$ 253,215
Unencumbered liquid assets	580,890	391,613
Canadian Dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	211,866	100,126
Securities received as collateral from securities financing and derivative transactions	113,181	109,145
Total liquid assets	$ 325,047	$ 209,271
% of total	37.00%	32.00%
Encumbered liquid assets	$ 130,486	$ 108,191
Unencumbered liquid assets	194,561	101,080
Canadian Dollar [member] | Cash and central bank reserves [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	94,640	5,140
Total liquid assets	$ 94,640	$ 5,140
% of total	11.00%	1.00%
Encumbered liquid assets	$ 1,689	$ 566
Unencumbered liquid assets	92,951	4,574
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	39,008	13,872
Securities received as collateral from securities financing and derivative transactions	83,258	77,275
Total liquid assets	$ 122,266	$ 91,147
% of total	14.00%	14.00%
Encumbered liquid assets	$ 80,934	$ 56,337
Unencumbered liquid assets	41,332	34,810
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	30,763	38,138
Securities received as collateral from securities financing and derivative transactions	23	15
Total liquid assets	$ 30,786	$ 38,153
% of total	3.00%	6.00%
Encumbered liquid assets	$ 2,294	$ 3,816
Unencumbered liquid assets	28,492	34,337
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	18,862	15,679
Securities received as collateral from securities financing and derivative transactions	24,141	25,151
Total liquid assets	$ 43,003	$ 40,830
% of total	5.00%	6.00%
Encumbered liquid assets	$ 32,812	$ 31,287
Unencumbered liquid assets	10,191	9,543
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	11,310	11,149
Securities received as collateral from securities financing and derivative transactions	2,841	3,623
Total liquid assets	$ 14,151	$ 14,772
% of total	1.00%	2.00%
Encumbered liquid assets	$ 2,331	$ 3,882
Unencumbered liquid assets	11,820	10,890
Canadian Dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	13,146	13,636
Securities received as collateral from securities financing and derivative transactions	2,618	2,770
Total liquid assets	$ 15,764	$ 16,406
% of total	2.00%	3.00%
Encumbered liquid assets	$ 8,248	$ 11,225
Unencumbered liquid assets	7,516	5,181
Canadian Dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	4,137	2,512
Securities received as collateral from securities financing and derivative transactions	300	311
Total liquid assets	$ 4,437	2,823
% of total	1.00%
Encumbered liquid assets	$ 2,178	1,078
Unencumbered liquid assets	2,259	1,745
Other than Canadian dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	396,682	289,447
Securities received as collateral from securities financing and derivative transactions	159,562	146,110
Total liquid assets	$ 556,244	$ 435,557
% of total	63.00%	68.00%
Encumbered liquid assets	$ 169,915	$ 145,024
Unencumbered liquid assets	386,329	290,533
Other than Canadian dollar [member] | Cash and central bank reserves [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	68,783	19,225
Total liquid assets	$ 68,783	$ 19,225
% of total	8.00%	3.00%
Encumbered liquid assets	$ 51	$ 33
Unencumbered liquid assets	68,732	19,192
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	77,319	84,835
Securities received as collateral from securities financing and derivative transactions	2,108	1,856
Total liquid assets	$ 79,427	$ 86,691
% of total	9.00%	13.00%
Encumbered liquid assets	$ 8,297	$ 7,070
Unencumbered liquid assets	71,130	79,621
Other than Canadian dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	29,758	40,550
Securities received as collateral from securities financing and derivative transactions	38,684	34,607
Total liquid assets	$ 68,442	$ 75,157
% of total	8.00%	12.00%
Encumbered liquid assets	$ 36,716	$ 39,403
Unencumbered liquid assets	31,726	35,754
Other than Canadian dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	7,457	4,658
Securities received as collateral from securities financing and derivative transactions	17	667
Total liquid assets	$ 7,474	$ 5,325
% of total	1.00%	1.00%
Encumbered liquid assets	$ 225	$ 712
Unencumbered liquid assets	7,249	4,613
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	82,701	34,103
Securities received as collateral from securities financing and derivative transactions	53,755	47,803
Total liquid assets	$ 136,456	$ 81,906
% of total	15.00%	13.00%
Encumbered liquid assets	$ 53,585	$ 37,367
Unencumbered liquid assets	82,871	44,539
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	74,131	58,222
Securities received as collateral from securities financing and derivative transactions	9,566	11,873
Total liquid assets	$ 83,697	$ 70,095
% of total	9.00%	11.00%
Encumbered liquid assets	$ 21,495	$ 20,939
Unencumbered liquid assets	62,202	49,156
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	56,533	47,854
Securities received as collateral from securities financing and derivative transactions	55,432	49,304
Total liquid assets	$ 111,965	$ 97,158
% of total	13.00%	15.00%
Encumbered liquid assets	$ 49,546	$ 39,500
Unencumbered liquid assets	$ 62,419	$ 57,658